Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	3,814,779	3,814,779	3,814,779
Common stock, shares outstanding	3,814,779	3,814,779	3,814,779